Schedule of cash flow in discontinued operation (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
UMG Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	$ 114,599	$ 255,367	$ (149,397)	$ 396,348
Net cash used in financing activities	(21,852)	(21,637)	(65,125)	(64,481)
Change in cash	92,747	233,730	(214,522)	331,867
Cash, beginning of period	(131,973)	(78,844)	175,296	(176,981)
Cash, end of period	(39,226)	154,886	(39,226)	154,886
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	396,544	140,150	509,166	432,035
Disposal	(647,187)		(647,187)
Net cash used in financing activities	(24,548)	(57,045)	(132,550)	(225,353)
Change in cash	(275,191)	83,105	(270,571)	206,682
Cash, beginning of period	275,191	231,155	270,571	107,578
Cash, end of period		314,260		314,260
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities				(92,652)
Disposal				24,348
Change in cash				(68,304)
Cash, beginning of period				68,304
Cash, end of period